Shareholder Report, Average Annual Return (Details)	12 Months Ended	23 Months Ended
	Mar. 31, 2025	Mar. 31, 2025
Tactical Advantage ETF [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	3.23%	7.90%
S&P 500® Total Return Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	8.25%	18.38%